Share-based payments, Reconciliation of Outstanding Share Options (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares
Share Options [Member]
Number of Options [Abstract]
Outstanding beginning of period (in shares) | shares	8,906,839	9,010,547
Granted during the period (in shares) | shares	0	0
Forfeited during the period (in shares) | shares	0	(103,708)
Vested during the period (in shares) | shares	0	0
Outstanding end of period (in shares) | shares	8,906,839	8,906,839
Exercisable at end of period (in shares) | shares	3,615,546	3,485,302
Weighted Average Exercise Price [Abstract]
Outstanding beginning of period (in dollars per share)	$ 41.93	$ 41.67
Granted during the period (in dollars per share)	0	0
Forfeited during the period (in dollars per share)	0	20.03
Vested during the period (in dollars per share)	0	0
Outstanding end of period (in dollars per share)	41.93	41.93
Exercisable at end of period (in dollars per share)	$ 3	$ 2.97
Weighted average remaining contractual life	6 years 10 months 17 days	7 years 6 months 25 days
Share Options [Member] | Minimum [Member]
Weighted Average Exercise Price [Abstract]
Outstanding beginning of period (in dollars per share)	$ 1.53
Outstanding end of period (in dollars per share)	1.53	$ 1.53
Share Options [Member] | Maximum [Member]
Weighted Average Exercise Price [Abstract]
Outstanding beginning of period (in dollars per share)	75
Outstanding end of period (in dollars per share)	75	$ 75
$75 Exercise Price Options [Member]
Weighted Average Exercise Price [Abstract]
Granted during the period (in dollars per share)	$ 75